Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 819,059	¥ 781,983
Accumulated benefit obligations	816,360	779,604
Fair value of plan assets	599,227	549,017
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	210,384	170,314
Accumulated benefit obligations	204,253	163,002
Fair value of plan assets	¥ 154,058	¥ 111,667